Financial Liabilities at FVTPL (Tables)	12 Months Ended
Dec. 31, 2021
Financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at FVTPL
(1)	Financial liabilities at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Financial instruments at fair value through profit or loss measured at fair value	6,794,192	4,873,458
Financial liabilities at fair value through profit or loss designated as upon initial recognition	19,630	—

Total	6,813,822	4,873,458

Summary of financial liabilities at fair value through profit or loss mandatorily measured at fair value
(2)	Financial liabilities at fair value through profit or loss measured at fair value are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Deposits
Gold banking liabilities	49,279	65,016
Borrowings
Securities sold	285,026	241,174
Derivative liabilities	6,459,887	4,567,268

Total	6,794,192	4,873,458

Summary of financial liabilities at fair value through profit or loss designated as upon initial recognition
(3)	Financial liabilities at fair value through profit or loss designated as upon initial recognition as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Equity-linked securities
Equity-linked securities in short position	19,630	—

Summary of differences between carrying amount and maturity amount of financial liabilities at fair value through profit or loss designated as upon initial recognition
(5)
The difference between carrying amount and maturity amount of financial liabilities at fair value through profit or loss designated as upon initial recognition (Financial liabilities designated as at FVTPL) are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Carrying amount	19,630	—
Nominal amount at maturity	25,780	—

Difference	(6,150)	—